Subsequent Event - Additional Information (Detail) - JPY (¥)		1 Months Ended	12 Months Ended
	Apr. 26, 2018	May 30, 2018	Mar. 31, 2018
Subsequent Events [Line Items]
Type of shares to be repurchased			Common stock
Share repurchase program period			From April 27, 2018 to September 20, 2018
Subsequent Event
Subsequent Events [Line Items]
Number of shares to be repurchased	7,200,000
Percentage of shares to be repurchased	1.96%
Amount of repurchase price	¥ 40,000,000,000
Stock Repurchased During Period, Shares		5,951,000
Stock Repurchased During Period, Value		¥ 39,999,761,100